Share Capital - Schedule of Share Capital (Details) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of classes of share capital [abstract]
Ordinary shares, Fully paid, shares	322,848,081	233,959,013	227,998,346
Ordinary shares, Fully paid, value	$ 95,655,688	$ 88,872,756	$ 88,504,043
Ordinary shares	322,848,081	233,959,013	227,998,346	227,798,346
Ordinary shares, value	$ 95,655,688	$ 88,872,756	$ 88,504,043	$ 88,436,263